UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and Address of Issuer: Perritt MicroCap Opportunities Fund, Inc. 10 S. Riverside Plaza, #1520 Chicago, IL 60606

2.	The name of each series or class of securities for which this Form is filed. If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes. |X|

3.	Investment Company Act File Number:811-05308 Securities Act File Number: 33-16812

4.	(a) Last day of fiscal year for which this Form is filed: 10/31/03 (b) [ ] Check box if this Form is being filed late. (c) [ ] Check box if this is the last time the issuer will be filing this form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities
sold during the fiscal year pursuant
	to section 24(f):	$ 102,571,277.89
(ii)	Aggregate price of securities
redeemed or repurchased during
	the fiscal year:	$ 15,222,459.39
(iii)	Aggregate price of securities redeemed
or repurchased during any prior fiscal
year ending no earlier than October
11, 1995 that were not previously
used to reduce registration fees
	payable to the Commission:	$ 6,566,702.39
(iv)	Total available redemption credits
	[add Items 5(ii) and 5(iii)]:	$ 21,789,161.78
(v)	Net Sales - if Item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)
	from Item 5(i)]:	$ 80,782,116.11
(vi)	Redemption credits available for use
in future years - if Item 5(i) is
less than Item 5(iv) [subtract
	Item 5(iv) from Item 5(i)]:	-0-
(vii)	Multiplier for determining
	registration fee:	x 0.00008090
(viii)	Registration fee due [multiply
Item 5(v) by Item 5(vii)] (enter
	"0" if no fee is due):	$ 6,535.27
6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933, pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0.00. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.00.

7.	Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year: $0.00

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $6,535.27

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: December 18, 2003

Method	of Delivery: Not Applicable |X| Wire Transfer [ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

/s/ Robert A. Laatz
By:  Robert A. Laatz, Vice President
Date:   December 19, 2003